Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Goodwill

22. GOODWILL

	2021	2020
Carrying Value, Beginning of Year	2,272	2,272
Goodwill Recognized (Note 5A)	1,289	—
Goodwill Reclassified to Assets Held for Sale (Note 16)	(88)	—
Carrying Value, End of Year	3,473	2,272
The carrying amount of goodwill allocated to the Company's CGUs is:

As at December 31,	2021	2020
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	—
Sunrise	550	—
	3,473	2,272
For the purposes of impairment testing, goodwill is allocated to the CGUs to which it relates. The assumptions used to test Cenovus’s goodwill for impairment as at December 31, 2021, are consistent to those disclosed in Note 10. There was no impairment of goodwill as at December 31, 2021.